Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
COMPENSATION OF KEY MANAGEMENT PERSONNEL
Short-term benefits	$ 2.1	$ 2.5
Share-based payments	0.8	0.2
Termination benefits	0.0	3.7
Total key management personnel remuneration	2.9	6.4
Recovered share-based expenses		1.6
Corporate restructuring	$ 0.0	$ 2.1